INVESTMENT SECURITIES - Investments in equity securities at fair value through OCI (Details) - Investments in equity instruments designated at fair value through other comprehensive income [member] - Equity investments - Investment securities at fair value - COP ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Cost	$ 606,038	$ 606,328
Unrealized Gain	726,493	487,594
Unrealized Losses	(4,439)	(3,321)
Fair Value	1,328,092	1,090,601
Colombia, Pesos
Disclosure of financial assets [line items]
Cost	593,573	593,611
Unrealized Gain	720,402	476,023
Unrealized Losses	(4,439)	(3,314)
Fair Value	1,309,536	1,066,320
Foreign currency
Disclosure of financial assets [line items]
Cost	12,465	12,717
Unrealized Gain	6,091	11,571
Unrealized Losses		(7)
Fair Value	$ 18,556	$ 24,281